Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Lease Cost

Components of lease cost, weighted average remaining lease terms and discount rates of operating lease consist of the following:

	June 30, 2026	December 31, 2025
Lease assets and liabilities
Operating lease right-of-use assets, net	$5,810,975	$6,007,527
Operating lease liabilities-current	-	641,564
Operating lease liabilities-noncurrent	3,042,152	3,301,395
Operating lease liabilities-total	3,042,152	3,942,959

	Six Months Ended June 30,
	2026	2025
Lease expenses
Operating lease expenses-Selling, general & admin portion	$15,073	$8,765
Operating lease expenses-Manufacturing costs	99,422	71,102
Total	$114,495	$79,867

Other Information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows – operating leases	$(757,286)	$(465,891)

Weighted average remaining lease term (in years)
Operating leases	29.50	1.50

Average discount rate
Operating leases	8.03%	5.99%

Schedule of Operating Lease Maturity
Operating Leases
Future minimum lease payments
For the year ending December 31,
2026 (6 months remaining)	$-
2027	-
2028	3,665,510
2029	-
2030	-
2031	-
Thereafter	-
Total	3,665,510
Less: interest	623,358
Present value of lease liabilities	$3,042,152